EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 11 – EMPLOYEE BENEFITS

Employee benefits include retirement benefit obligations, short-term benefits and share-based payments. As for retirement benefit obligations, the Group has defined benefit plans for which it contributes to insurance policies and pension funds.

As for share-based payments, see Note 16 and as for benefits to key executives, see Note 22.

	December 31,
	2019	2018
	U.S. dollars in thousands
Presented as part of current liabilities:
Short-term employee benefits	$352	$222

Presented as part of non-current liabilities:
Recognized liability for defined benefit plan, net	$260	$159

Retirement benefit plans - defined benefit plan

1)	Movement in net liabilities for defined benefit plans:

	Year Ended December 31,
	2019	2018
	U.S. dollars in thousands
Balance at beginning of year	$159	$310
Expense recognized in the statements of operations:
Current service costs and interest costs	22	29
Recognized gains (losses) including other:
Actuarial gains (losses) carried to other comprehensive income	94	(166)
Other movements:
Benefits paid	(11)	(5)
Deposits made by the Group	(4)	(9)
Balance at end of year	$260	$159

2)	Expenses recognized in the statements of operations:

	Year Ended December 31,
	2019	2018
	U.S. dollars in thousands
Current service costs	$4	$16
Interest costs	5	7
Transfer of profits to benefits	43	28
Total	$52	$51

3)	The principal actuarial assumptions as of the report date (based on weighted average):

	December 31,
	2019	2018	2017
	%	%	%
Discount rate at the end of the year	2.62	3.82	2.74
Future salary growth	3.00	3.00	3.27